Derivative Instruments - Textual (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments (Textual) [Abstract]
Interest Rate Swaps, Net Investment	$ 0	$ 0	$ 6.4
Interest Rate Swaps, Net Cash Settlements	10.9	44.7	42.2
Interest Rate Swaps, Termination Fee	0	(6.9)	0
March 2006 Interest Rate Swap [Member]
Derivative Instruments (Textual) [Abstract]
Interest Rate Swap, Fixed Interest Rate		5.20%
Interest Rate Swaps, Notional Amount		984.0
Interest Rate Swaps, Variable Rate Basis		3-month LIBOR
Interest Rate Swaps, Variable Rate in Effect		0.30%
Interest Rate Swaps, Termination Date		Mar. 10, 2011
Interest Rate Swaps, Liabilities, Fair Value		(12.1)
June 2009 Interest Rate Swap [Member]
Derivative Instruments (Textual) [Abstract]
Interest Rate Swap, Fixed Interest Rate		5.20%
Interest Rate Swaps, Notional Amount		100.0
Interest Rate Swaps, Variable Rate Basis		3-month LIBOR
Interest Rate Swaps, Termination Date		Mar. 10, 2011
Interest Rate Swaps, Net Investment			6.4
Interest Rate Swaps, Assets, Fair Value		1.2
Forward-Starting Interest Rate Swaps [Member]
Derivative Instruments (Textual) [Abstract]
Interest Rate Swaps, Notional Amount		100.0
Interest Rate Swaps, Variable Rate Basis		3-month LIBOR
Interest Rate Swaps, Net Cash Settlements		2.3
Number of Forward-Starting Interest Rate Swaps Terminated		2
Interest Rate Swaps, Loss Reclassified to Net Income		4.6
Interest Rate Swaps, Termination Fee		$ 6.9
December 2008 Forward-Starting Swap [Member]
Derivative Instruments (Textual) [Abstract]
Interest Rate Swap, Fixed Interest Rate		2.60%
Interest Rate Swaps, Termination Date		Dec. 12, 2012
March 2009 Forward-Starting Swap [Member]
Derivative Instruments (Textual) [Abstract]
Interest Rate Swap, Fixed Interest Rate		2.90%
Interest Rate Swaps, Termination Date		Sep. 12, 2012